CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	$ (2,103)	$ (1,135)	$ 160
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash (used in) provided by investing activities	4,267	(290)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash (used in) provided by financing activities	2,000	2,132	(318)
Cash and cash equivalents at beginning of year	607	4	18
Cash and cash equivalents at end of year	$ 5,263	$ 607	$ 4